CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues:
Total revenues	¥ 2,874,821	¥ 2,814,361	¥ 2,663,659
Expenses:
Interest expense	169,051	188,328	127,618
Costs of operating leases	394,821	356,760	336,987
Life insurance costs	384,753	433,863	373,906
Costs of goods and real estate sold	271,833	268,627	333,009
Services expense	604,145	560,101	571,127
Other (income) and expense	27,128	(4,671)	14,445
Selling, general and administrative expenses	646,054	627,633	559,406
Provision for credit losses	18,723	20,968	8,117
Write-downs of long-lived assets	25,933	1,724	2,297
Write-downs of securities	554	315	824
Total expenses	2,542,995	2,453,648	2,327,736
Operating Income	331,826	360,713	335,923
Equity in Net Income of Equity method investments	57,182	36,774	22,081
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	87,705	72,488	33,000
Bargain Purchase Gain	3,750	0	1,174
Income before Income Taxes	480,463	469,975	392,178
Provision for Income Taxes	128,828	131,388	95,245
Net Income	351,635	338,587	296,933
Net Income (Loss) Attributable to the Noncontrolling Interests	(389)	(7,682)	6,561
Net Income Attributable to the Redeemable Noncontrolling Interests	394	137	32
Net Income Attributable to ORIX Corporation Shareholders	¥ 351,630	¥ 346,132	¥ 290,340
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 307.74	¥ 298.55	¥ 245.98
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	307.16	298.05	245.65
Cash Dividends	¥ 117.97	¥ 85.6	¥ 89.4
Finance revenues
Revenues:
Total revenues	¥ 328,356	¥ 348,001	¥ 319,478
Gains on investment securities and dividends
Revenues:
Total revenues	14,324	33,023	27,850
Operating leases
Revenues:
Total revenues	624,444	535,490	499,541
Life insurance premiums and related investment income
Revenues:
Total revenues	515,259	558,923	494,070
Sales of goods and real estate
Revenues:
Total revenues	373,155	373,914	392,569
Services income
Revenues:
Total revenues	¥ 1,019,283	¥ 965,010	¥ 930,151